Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 69,989	¥ 199,979
Certificates of deposit	60,000	20,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	69,989	259,953
Certificates of deposit	60,000	200,000
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments		59,974
Held-to-maturity Securities | Certificates of Deposit
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments		¥ 180,000